Financial Instruments at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2019
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Financial Instruments at Fair Value through Profit or Loss

Note 6 -Financial Instruments at Fair Value through Profit or Loss

The detail of the financial instruments at fair value through profit or loss is as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$
Chilean Central Bank and Government securities
Chilean Central Bank securities	52,019	21,736
Other Chilean Central Bank and Government securities	28,879	14,872
Other Chilean securities
Bonds	905	3
Notes	—	4,014
Other securities	22,218	—
Foreign financial securities
Bonds	67,088	23,276
Other securities	4,390	19,505
Investments in mutual funds
Funds managed by related entities	5,870	3,532
Funds managed by third parties	33	—
Other investments
Other financial instruments at FVTPL	2,300	10,005
Totals	183,702	96,943

As of December 31, 2019, financial instruments at fair value through profit or loss include MCh$28,772 (MCh$15,741 as of December 31, 2018) in instruments with maturities which do not exceed three months from the acquisition date and are considered as cash equivalents (see Note 5).